Goodwill and Intangible Assets (Tables) - Successor [Member]	12 Months Ended
Dec. 31, 2019
Schedule of Changes in Carrying Amount of Goodwill

Changes in the carrying amount of goodwill of the Company between December 31, 2018 and December 31, 2019 are as follows (in thousands):

	Production Services	Drilling and Evaluation Services	Goodwill
Balance as of December 31, 2018	$416,494	154,046	570,540
Measurement period adjustments	3,152	1,072	4,224
Balance as of December 31, 2019	$419,646	155,118	574,764

Schedule of Intangible Assets Subject to Amortization

The following is the weighted average amortization period for intangible assets of the Company subject to amortization (in years):

Amortization
Customer contracts	10
Trademarks and trade names	8
Total intangible assets	9.6

The details of the Company’s intangible assets subject to amortization are set forth below (in thousands):

	December 31, 2019			December 31, 2018
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount

Customer contracts	$121,500	$(19,239)	$102,261	$121,500	$(7,088)	$114,412
Trademarks and trade names	25,500	(5,047)	20,453	25,500	(1,860)	23,640
Total intangible assets	$147,000	$(24,286)	$122,714	$147,000	$(8,948)	$138,052